LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES
Schedule of components of rental expense

The components of rental expense for the years ended December 31, 2019, 2020 and 2021 consist as follows:

	Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Short-term rental expense	93,548	114,723	35,707
Operating lease expense excluding short-term rental expense	218,314	170,022	250,043

Schedule of other information related to operating leases

	Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:	314,300	244,491	228,857
Non-cash right-of-use assets in exchange for new lease liabilities:	432,898	484,202	185,875

Schedule of maturities of lease liabilities

RMB
Year ending December 31,
2022	256,667
2023	165,389
2024	83,350
2025	31,251
2026	11,057
2027 and thereafter	3,658
Total lease payments	551,372
Less: imputed interest	38,860
Total	512,512
Less: current portion	239,937
Non-current portion	272,575